Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)(4)	Adjusted EPS (i)(5)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)
2025	$14,914,317	$9,307,185	$4,481,880	$2,795,195	$138.29	$128.86	$2,568,500,000	$10.71
2024	12,992,297	18,053,741	6,303,128	10,320,048	143.80	137.25	2,681,400,000	10.55
2023	19,281,779	38,382,596	6,962,401	11,841,924	130.84	126.68	2,388,800,000	9.57
2022	12,749,910	(19,713,828)	3,452,393	(760,145)	98.58	111.79	2,020,100,000	7.92
2021	15,843,760	48,088,376	3,618,848	8,939,692	144.90	143.95	1,864,400,000	7.32

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Heidi G. Petz served as our principal executive officer (“PEO”) for 2025 and 2024. John G. Morikis served as our PEO for the full year for each of 2023, 2022, and
2021. Our non-PEO NEOs included: (a) for 2025, Allen J. Mistysyn, Justin T. Binns, Karl J. Jorgenrud, and Mary L. Garceau (b) for 2024, Allen J. Mistysyn, John G.
Morikis, Justin T. Binns, and Karl J. Jorgenrud; (c) for 2023 and 2022, Allen J. Mistysyn, Heidi G. Petz, Justin T. Binns, and Karl J. Jorgenrud; and (d) for 2021, Allen J.
Mistysyn, Heidi G. Petz, Mary L. Garceau, Justin T. Binns, and Peter J. Ippolito

Peer Group Issuers, Footnote	For each year, total shareholder return (“TSR”) for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K.
TSR represents the cumulative return on an initial fixed investment of $100 for the period starting December 31, 2020 through the end of the listed year. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual
Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021 and consists of the following entities: Akzo Nobel N.V.,
Axalta Coating Systems Ltd., BASF SE, Genuine Parts Company, H.B. Fuller Company, The Home Depot, Inc., Lowe’s Companies, Inc., Masco Corporation, Newell
Brands Inc., PPG Industries, Inc., RPM International Inc., and Stanley Black & Decker, Inc. (for purposes of this section only, the “Peer Group”).

PEO Total Compensation Amount	$ 14,914,317	$ 12,992,297	$ 19,281,779	$ 12,749,910	$ 15,843,760
PEO Actually Paid Compensation Amount	$ 9,307,185	18,053,741	38,382,596	(19,713,828)	48,088,376
Adjustment To PEO Compensation, Footnote	For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$14,914,317	$12,992,297	$19,281,779	$12,749,910	$15,843,760
- aggregate change in actuarial present value of pension benefits	—	—	—	—	—
+ service cost of pension benefits	—	—	—	—	—
+ prior service cost of pension benefits	—	—	—	—	—
- SCT “Stock Awards” column value	6,456,207	5,400,447	7,829,325	5,357,573	5,895,615
- SCT “Option Awards” column value	4,253,859	4,519,209	4,725,225	4,248,445	4,496,806
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	10,215,752	12,785,765	28,153,093	9,783,283	24,320,152
-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	(4,615,546)	1,160,409	4,729,453	(20,046,896)	17,756,334
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—
-/+ change in fair value of equity awards granted in prior years that vested in the covered year	(497,272)	1,034,926	(1,227,179)	(12,594,107)	560,551
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—	—	—
+ excess fair value for equity award modifications	—	—	—	—	—
Compensation Actually Paid to PEO (column (c))	$9,307,185	$18,053,741	$38,382,596	($19,713,828)	$48,088,376

Non-PEO NEO Average Total Compensation Amount	$ 4,481,880	6,303,128	6,962,401	3,452,393	3,618,848
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,795,195	10,320,048	11,841,924	(760,145)	8,939,692
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs	2025	2024	2023	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	$4,481,880	6,303,128	6,962,401	3,452,393	3,618,848
- aggregate change in actuarial present value of pension benefits	—	—	—	—	—
+ service cost of pension benefits	—	—	—	—	—
+ prior service cost of pension benefits	—	—	—	—	—
- SCT “Stock Awards” column value	1,640,621	2,311,208	3,044,738	1,083,784	1,074,291
- SCT “Option Awards” column value	1,040,021	1,648,674	1,589,850	877,473	865,948
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	2,555,039	5,239,176	8,616,321	2,000,614	4,500,593
-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	(1,432,641)	1,613,536	1,066,986	(2,812,473)	2,596,782
+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—
-/+ change in fair value of equity awards granted in prior years that vested in the covered year	(128,441)	1,124,090	(169,196)	(1,439,422)	163,708
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—	—	—
+ excess fair value for equity award modifications	—	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$2,795,195	$10,320,048	$11,841,924	$(760,145)	$8,939,692

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted EPS
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Total Shareholder Return
Tabular List, Table	Tabular List of Financial Performance Measures
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2025 to Company performance.

Petz, Mistysyn, Garceau	Binns	Jorgenrud
SHW Net Sales	GA Sales	GI Sales
SHW Adjusted EPS	GA PBT	GI PBT
SHW Adjusted FCF	GA RONAE	GI RONAE
SHW Adjusted RONAE	SHW Net Sales	SHW Net Sales
	SHW Adjusted EPS	SHW Adjusted EPS
	SHW Adjusted FCF	SHW Adjusted FCF

Total Shareholder Return Amount	$ 138.29	143.80	130.84	98.58	144.90
Peer Group Total Shareholder Return Amount	128.86	137.25	126.68	111.79	143.95
Net Income (Loss)	$ 2,568,500,000	$ 2,681,400,000	$ 2,388,800,000	$ 2,020,100,000	$ 1,864,400,000
Company Selected Measure Amount	10.71	10.55	9.57	7.92	7.32
Additional 402(v) Disclosure	Net income is rounded to the nearest hundred thousand.Adjusted EPS is calculated as described in Appendix A.
Heidi G. Petz [Member]
Pay vs Performance Disclosure
PEO Name	Heidi G. Petz	Heidi G. Petz
John G. Morikis [Member]
Pay vs Performance Disclosure
PEO Name			John G. Morikis	John G. Morikis	John G. Morikis
Heidi G. Petz, Allen J. Mistysyn, Mary L. Garceau [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	SHW Net Sales
Heidi G. Petz, Allen J. Mistysyn, Mary L. Garceau [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Heidi G. Petz, Allen J. Mistysyn, Mary L. Garceau [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
Heidi G. Petz, Allen J. Mistysyn, Mary L. Garceau [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Adjusted RONAE
Justin T. Binns [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	GA Sales
Justin T. Binns [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	GA PBT
Justin T. Binns [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	GA RONAE
Justin T. Binns [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Net Sales
Justin T. Binns [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Justin T. Binns [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
Karl J. Jorgenrud [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	GI Sales
Karl J. Jorgenrud [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	GI PBT
Karl J. Jorgenrud [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	GI RONAE
Karl J. Jorgenrud [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Net Sales
Karl J. Jorgenrud [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Karl J. Jorgenrud [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,215,752	12,785,765	28,153,093	9,783,283	24,320,152
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,615,546)	1,160,409	4,729,453	(20,046,896)	17,756,334
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(497,272)	1,034,926	(1,227,179)	(12,594,107)	560,551
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,456,207)	(5,400,447)	(7,829,325)	(5,357,573)	(5,895,615)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,253,859)	(4,519,209)	(4,725,225)	(4,248,445)	(4,496,806)
PEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,555,039	5,239,176	8,616,321	2,000,614	4,500,593
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,432,641)	1,613,536	1,066,986	(2,812,473)	2,596,782
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,441)	1,124,090	(169,196)	(1,439,422)	163,708
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,640,621)	(2,311,208)	(3,044,738)	(1,083,784)	(1,074,291)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,040,021)	(1,648,674)	(1,589,850)	(877,473)	(865,948)
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0